Debt issued held at amortized cost	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Debt Securities Explanatory
Note 16
Debt issued measured at amortized cost
USD m 31.12.25 31.12.24
Short-term debt
1
33,870 30,509
Senior unsecured debt 24,695 33,416
of which: issued by UBS AG standalone with original maturity greater than one year 24,661 32,621
Covered bonds 11,689 8,814
Subordinated debt 328 689
of which: eligible as non-Basel III-compliant tier 2 capital instruments 207
Debt issued through the Swiss central mortgage institutions 29,169 27,251
Other long-term debt 456 424
Long-term debt
2
66,337 70,595
Total debt issued measured at amortized cost
3,4
100,207 101,104
1 Debt with an original contractual maturity
of less than one year,
includes mainly certificates of deposit and commercial
paper.
2 Debt with an original contractual
maturity greater than or equal to one
year. The
classification of
debt issued
into short-term
and long-term
does not
consider any
early redemption
features.
3 Net of
bifurcated embedded
derivatives, the
fair value
of which
was not
material for
the periods
presented.
4 Except for Covered bonds
(
100 % secured; 31 December 2024: 100
% secured), Debt issued through
the Swiss central mortgage
institutions (
100 % secured; 31 December 2024: 100 % secured) and
Other long-term debt ( 97 % secured; 31 December 2024: 91 % secured), 100 % of the balance was unsecured as of 31 December 2025 (31 December 2024: 100 % unsecured).
UBS AG uses interest rate
and foreign exchange derivatives
to manage the
risks inherent in certain
debt instruments held
at amortized
cost. In
some cases,
UBS AG applies hedge
accounting for
interest rate risk
as discussed
in item
2j in
Note 1a
and Note 24. As
a result of
applying hedge
accounting, the
life-to-date adjustment
to the carrying
amount of
Debt issued
measured at amortized cost
was not material as of 31 December 2025 and 31 December 2024.
Subordinated debt consists of unsecured
debt obligations that are contractually
subordinated in right of payment
to all
other
present
and
future
non-subordinated
obligations
of
the
respective
issuing
entity.
All
of
the
subordinated
debt
instruments outstanding as of 31 December 2025 pay a fixed rate of interest.
›
Refer to Note 23 for maturity information